RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Effect of Fair Value and Cash Flow Hedging Relationships (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest rate contracts | Interest Expense
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged items	$ (98)	$ (30)	$ 0
Derivatives designated as hedging instruments	(43)	(1)	0
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	(12)	(16)	(46)
Commodity contracts | Revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Reclassification of gains/(losses) on derivative instruments from AOCI to net income	$ (85)	$ (47)	$ (22)